Pay vs Performance Disclosure		12 Months Ended
		May 26, 2024 USD ($)	May 26, 2023 USD ($)	May 26, 2022 USD ($)	May 26, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the company. For further information concerning our pay for performance philosophy and how we align executive compensation with the company’s performance, please review the Compensation Discussion and Analysis beginning on page 46.

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table (“SCT”) on page 58, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	GIS Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income ($ millions)	Company Selected Measure: Organic Net Sales Growth(4)
2024	$ 16,056,114	($2,738,708)	$3,836,800	$ 402,979	$ 122.92	$ 123.88	$ 2,497	-1.1%
2023	$ 16,385,646	$33,137,997	$4,607,312	$ 7,806,270	$ 145.39	$ 137.43	$ 2,594	10.8%
2022	$ 12,266,195	$27,692,522	$3,574,805	$ 6,900,889	$ 118.28	$ 124.42	$ 2,707	5.1%
2021	$ 15,572,682	$12,882,059	$3,899,324	$ 3,540,484	$ 103.08	$ 118.79	$ 2,340	4.0%

(1)	The PEO was Jeffrey L. Harmening for all years in the table. The Other NEOs were Kofi Bruce (all years), Dana McNabb (2024), Jonathan Nudi (all years), Jaime Montemayor (all years), Karen Wilson Thissen (2023 and 2024), John Church (2022 and 2021), and Richard Allendorf (2022).

(2)	The following tables describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefits and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID(a)

Year	2024
	PEO	Other NEOs
Summary Compensation Table Total	$16,056,114	$3,836,800
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($10,050,633)	($2,160,285)
(Minus): Aggregate Change in Actuarial Present Value of Accumulated Benefits Under Defined Benefit and Pension Plans Reported in SCT	($3,303,184)	($433,272)
Plus: Pension Service Cost and Associated Prior Service Cost	$330,549	$83,090
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$6,704,814	$1,469,787
Plus/(Minus): Change in Fair Value as of Fiscal Year End (From the End of the Prior Fiscal Year) of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($11,816,031)	($2,333,831)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($1,392,312)	($208,747)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$731,975	$149,437
Compensation Actually Paid	($2,738,708)	$402,979

(a)	The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our financial PSUs, we assumed payouts ranging between 46% and 200% for the fiscal 2024 CAP calculations.

(3)	Reflects total shareholder return indexed to $100 for the S&P 500 Packaged Foods & Meats Index, which is an industry line peer group reported in the Company’s 2024 Annual Report. Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on the last trading day of fiscal 2020 through and including the end of the fiscal year for each fiscal year reported in the table.

(4)	Values shown reflect the Organic Net Sales Growth, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to the company’s performance.

Company Selected Measure Name		Organic Net Sales Growth
Named Executive Officers, Footnote [Text Block]

(1)	The PEO was Jeffrey L. Harmening for all years in the table. The Other NEOs were Kofi Bruce (all years), Dana McNabb (2024), Jonathan Nudi (all years), Jaime Montemayor (all years), Karen Wilson Thissen (2023 and 2024), John Church (2022 and 2021), and Richard Allendorf (2022).

Peer Group Issuers, Footnote [Text Block]

(3)	Reflects total shareholder return indexed to $100 for the S&P 500 Packaged Foods & Meats Index, which is an industry line peer group reported in the Company’s 2024 Annual Report. Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on the last trading day of fiscal 2020 through and including the end of the fiscal year for each fiscal year reported in the table.

PEO Total Compensation Amount	[1]	$ 16,056,114	$ 16,385,646	$ 12,266,195	$ 15,572,682
PEO Actually Paid Compensation Amount	[2]	$ 2,738,708	33,137,997	27,692,522	12,882,059
Adjustment To PEO Compensation, Footnote [Text Block]

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID(a)

Year	2024
	PEO	Other NEOs
Summary Compensation Table Total	$16,056,114	$3,836,800
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($10,050,633)	($2,160,285)
(Minus): Aggregate Change in Actuarial Present Value of Accumulated Benefits Under Defined Benefit and Pension Plans Reported in SCT	($3,303,184)	($433,272)
Plus: Pension Service Cost and Associated Prior Service Cost	$330,549	$83,090
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$6,704,814	$1,469,787
Plus/(Minus): Change in Fair Value as of Fiscal Year End (From the End of the Prior Fiscal Year) of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($11,816,031)	($2,333,831)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($1,392,312)	($208,747)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$731,975	$149,437
Compensation Actually Paid	($2,738,708)	$402,979

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,836,800	4,607,312	3,574,805	3,899,324
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 402,979	7,806,270	6,900,889	3,540,484
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID(a)

Year	2024
	PEO	Other NEOs
Summary Compensation Table Total	$16,056,114	$3,836,800
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($10,050,633)	($2,160,285)
(Minus): Aggregate Change in Actuarial Present Value of Accumulated Benefits Under Defined Benefit and Pension Plans Reported in SCT	($3,303,184)	($433,272)
Plus: Pension Service Cost and Associated Prior Service Cost	$330,549	$83,090
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$6,704,814	$1,469,787
Plus/(Minus): Change in Fair Value as of Fiscal Year End (From the End of the Prior Fiscal Year) of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($11,816,031)	($2,333,831)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($1,392,312)	($208,747)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$731,975	$149,437
Compensation Actually Paid	($2,738,708)	$402,979

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Tabular List [Table Text Block]

Financial Performance Measures

The following table lists the three performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid in fiscal 2024 to company performance.

Organic Net Sales Growth*
Adjusted Operating Profit Growth*
Cumulative Operating Cash Flow*
*	Non-GAAP measure. For more information on the use of non-GAAP measures in the Proxy Statement, and a reconciliation of non-GAAP measures to the most directly comparable GAAP measures, see Appendix A.

Total Shareholder Return Amount		$ 122.92	145.39	118.28	103.08
Peer Group Total Shareholder Return Amount	[3]	123.88	137.43	124.42	118.79
Net Income (Loss) Attributable to Parent		$ 2,497,000,000	$ 2,594,000,000	$ 2,707,000,000	$ 2,340,000,000
Company Selected Measure Amount	[4]	(0.011)	0.108	0.051	0.040
PEO Name		Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Organic Net Sales Growth*
Non-GAAP Measure Description [Text Block]		Values shown reflect the Organic Net Sales Growth, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to the company’s performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Adjusted Operating Profit Growth*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Cumulative Operating Cash Flow*
PEO Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,050,633
Non PEO Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,160,285
PEO Minus Aggregate Change in Actuarial Present Value of Accumulated Benefits Under Defined Benefit and Pension Plans Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,303,184
Non PEO Minus Aggregate Change in Actuarial Present Value of Accumulated Benefits Under Defined Benefit and Pension Plans Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		433,272
PEO Plus Pension Service Cost and Associated Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		330,549
Non PEO Plus Pension Service Cost and Associated Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		83,090
Non PEO Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,704,814
Non PEO Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,469,787
PEO Plus Change in Fair Value as of Fiscal Year End (From the End of the Prior Fiscal Year) of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,816,031
Non PEO Plus Minus Change in Fair Value as of Fiscal Year End (From the End of the Prior Fiscal Year) of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,333,831
PEO Plus Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non PEO Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,392,312
Non PEO Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		208,747
PEO Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non PEO Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO Plus Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		731,975
Non PEO Plus Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 149,437

[1]	The PEO was Jeffrey L. Harmening for all years in the table. The Other NEOs were Kofi Bruce (all years), Dana McNabb (2024), Jonathan Nudi (all years), Jaime Montemayor (all years), Karen Wilson Thissen (2023 and 2024), John Church (2022 and 2021), and Richard Allendorf (2022).
[2]	The following tables describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefits and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:
[3]	Reflects total shareholder return indexed to $100 for the S&P 500 Packaged Foods & Meats Index, which is an industry line peer group reported in the Company’s 2024 Annual Report. Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on the last trading day of fiscal 2020 through and including the end of the fiscal year for each fiscal year reported in the table.
[4]	Values shown reflect the Organic Net Sales Growth, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to the company’s performance.
[5]	Non-GAAP measure. For more information on the use of non-GAAP measures in the Proxy Statement, and a reconciliation of non-GAAP measures to the most directly comparable GAAP measures, see Appendix A.